Deposits	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Disclosure of Deposits [text block]
26 –
Deposits
in € m.	Dec 31, 2021	Dec 31, 2020
Noninterest-bearing demand deposits	226,091	220,501
Interest-bearing deposits
Demand deposits	167,807	154,704
Time deposits	122,478	106,551
Savings deposits	88,021	85,989
Total interest-bearing deposits	378,306	347,244
Total deposits	604,396	567,745